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                             AIM HIGH YIELD FUND
                               AIM INCOME FUND
                      AIM INTERMEDIATE GOVERNMENT FUND
                     AIM LIMITED MATURITY TREASURY FUND
                            AIM MONEY MARKET FUND
                           AIM MUNICIPAL BOND FUND
                          AIM SHORT TERM BOND FUND
                         AIM TOTAL RETURN BOND FUND

           (SERIES PORTFOLIOS OF AIM INVESTMENT SECURITIES FUNDS)

                      Supplement dated July 8, 2003 to
       the Statement of Additional Information dated December 2, 2002 as supplemented January 24, 2003, February 14, 2003, May 2, 2003,
                       May 29, 2003 and June 12, 2003


The following information replaces the second paragraph its entirety under the heading "DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS - DIVIDENDS AND
DISTRIBUTIONS" on page 60 of the Statement of Additional Information:

                  "Dividends are declared to shareholders of record immediately prior to the determination of the net asset value of each Fund. For each Fund, dividends begin accruing on the first business day following the day on which a purchase order for shares settles (is paid for), and accrue through the day on which a redemption order is processed. Thus, if a purchase order settles on Friday, dividends will generally begin accruing on the following Monday."

The change noted above becomes effective July 9, 2003.

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                           INSTITUTIONAL CLASS OF

                     AIM LIMITED MATURITY TREASURY FUND

            (SERIES PORTFOLIO OF AIM INVESTMENT SECURITIES FUNDS)

                        Supplement dated July 8, 2003
      to the Statement of Additional Information dated December 2, 2002 as supplemented January 24, 2003, May 29, 2003 and June 12, 2003


The following information replaces the second paragraph its entirety under the heading "DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS - DIVIDENDS AND
DISTRIBUTIONS" on page 23 of the Statement of Additional Information:

                  "Dividends are declared to shareholders of record immediately prior to the determination of the net asset value of each Fund. For each Fund, dividends begin accruing on the first business day following the day on which a purchase order for shares settles (is paid for), and accrue through the day on which a redemption order is processed. Thus, if a purchase order settles on Friday, dividends will generally begin accruing on the following Monday."

The change noted above becomes effective July 9, 2003.